JPMorgan Core Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Core Bond Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 444
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	1,361
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,463
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	$ 713